Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net sales	$ 87,828,590	$ 64,092,848	$ 64,616,001
Cost of goods sold	59,955,390	43,294,921	44,890,865
Gross profit	27,873,200	20,797,927	19,725,136
Selling, general and administrative expenses	26,130,956	21,968,757	20,760,735
Royalty (income) expense, net	(32,898)	120,478	164,463
Amortization of intangible assets	34,768	25,704	16,903
Income (loss) from operations	1,740,374	(1,317,012)	(1,216,965)
Other expense, net:
Interest expense	(608,417)	(523,035)	(620,810)
Other, net	(79,855)	95,838	42,680
Other expense, net	(688,272)	(427,197)	(578,130)
Income (loss) before income taxes	1,052,102	(1,744,209)	(1,795,095)
Income tax expense (benefit)	(16,651)	(5,438)	5,899
Net income (loss)	1,068,753	(1,738,771)	(1,800,994)
Net loss attributable to noncontrolling interest			(22,172)
Net income (loss) attributable to Optical Cable Corporation	$ 1,068,753	$ (1,738,771)	$ (1,778,822)
Net income (loss) attributable to Optical Cable Corporation per share - basic and diluted (in dollars per share)	$ 0.14	$ (0.27)	$ (0.28)